Sanction proceedings (Details Textual) - National Geology and Mining Service [Member]	Apr. 03, 2018 USD ($)
Bottom of range [member]
Disclosure of sanction proceedings [Line Items]
Penalty under sanction proceedings	$ 10
Top of range [member]
Disclosure of sanction proceedings [Line Items]
Penalty under sanction proceedings	$ 10,000